Loans receivable, net of allowances - Schedule of Loan Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Current [Abstract]
Allowance for credit expected losses	$ (13,111)	$ (11,938)
Total current loans receivable, net	21,385	15,385
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Noncurrent [Abstract]
Allowance for credit expected losses	(472)	(473)
Total non-current loans receivable, net	1,741	1,185
Consumer Loan
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Current [Abstract]
Financing receivables, current	23,794	23,360
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Noncurrent [Abstract]
Loans receivable	2,213	1,658
Securitized loans receivable
Financing Receivable, Excluding Accrued Interest, after Allowance for Credit Loss, Current [Abstract]
Financing receivables, current	$ 10,702	$ 3,963